financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Credit risk
Contract assets	$ 763	$ 790	$ 837	$ 784	$ 803	$ 850
Cost/Gross amount
Credit risk
Contract assets	797		873
Allowance for doubtful accounts
Credit risk
Contract assets	(34)		(36)
The 12-month period ending one year hence
Credit risk
Contract assets	537		571	537
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	561		595
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(24)		(24)
The 12-month period ending two years hence
Credit risk
Contract assets	205		248	229
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	214		259
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)		(11)
Thereafter
Credit risk
Contract assets	21		18	$ 18
Thereafter | Cost/Gross amount
Credit risk
Contract assets	22		19
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)